Related Party Transactions - Schedule of Transactions with Related Parties (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Learning services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	¥ 53,401	¥ 18,453	¥ 22,052
Smart devices provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	2,115	283	3,016
Online marketing services provided to NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	865,401	163,850	42,776
Other services provide to NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	6,444	7,084	7,084
Fixed assets provide to NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	5,167	638	737
Services purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	90,272	121,139	162,522
Services purchased from other related parties [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties		10,023	17,785
Fixed assets purchased from NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	186	154	1,037
Interest expenses on loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	62,972	73,090	69,472
Drawdown of long-term loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	25,150	487,971	99,289
Repayment of long-term loans from NetEase Group [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties		214,038
Share-based compensation under NetEase Plan [Member]
Related Party Transaction [Line Items]
Amounts of Transactions with Related Parties	¥ 1,515	¥ 418	¥ 416